Average Annual Total Returns - Invesco Moderately Conservative Multi-Asset Allocation ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Custom Invesco Moderately Conservative Allocation ETF Index (40% MSCI ACWI Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year
Custom Invesco Moderately Conservative Allocation ETF Index (40% MSCI ACWI Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes)
Since Inception
										S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Feb. 23, 2017	9.18%	7.61%	7.88%	6.28%	5.47%	5.36%	11.73%	8.11%	18.40%	15.00%